U.S. SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.      Name and address of issuer:

        Daily Tax Free Income Fund, Inc.
        600 Fifth Avenue
        New York, New York 10020-2302

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2.   Name of each series or class of securities for which this Form is filed (if
     the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series: |X|



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3.      Investment Company Act File Number:         811-3522

        Securities Act File Number:                 2-78513

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4(a). Last day of fiscal year for which this Form is filed:

         October 31, 1997

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4(b).[ ] Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the form is being filed late, interest must be paid on the registration fee due.

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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

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
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5. Calculation of registration fee:
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

(i)   Aggregate sale price of securities sold during the fiscal                 $688,350,628.25
      year pursuant to section 24(f):                                           ----------------

(ii)  Aggregate price of securities  redeemed                 -$1,811,970,869.17
      or repurchased during the fiscal year:                --------------------


(iii) Aggregate price of securities redeemed                 -               -0-
      or repurchased during any prior fiscal year            -------------------
      ending no earlier  than October 11, 1995 that
      were not previously used to reduce registration
      fees payable to the Commission:

(iv)  Total available redemption credits [add items 5(ii) and 5(iii)]:           -$1,811,970,869.17
                                                                                -----------------

(v)   Net sales--if item 5(i) is greater than Item 5(iv)                        $             0.00
      [Subtract Item 5(iv) from Item 5 (i)]:                                    ------------------


(vi)  Redemption  credits  available  for  use             $  (1,123,620,240.92)
      in  future years---if item 5(i) is less than        ----------------------
      Item 5(iv) [subtract Item 5(iv) from Item (i)]:

(vii) Multiplier for determining registration fee (See                           $       0.00030303
      Instruction C.9):                                                         -------------------


(viii) Registration fee due [multiply Item 5(v) by Item 5 (vii)                 $             0.00
       (enter "0" if no fee is due)                                             -------------------

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6.      Prepaid Shares
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If the response to Item 5(i) was determined by deducting an amount of securities that were registered  under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities  (number of shares or other units) deducted here: 1,077,222,687.90.  If there is a number of shares or other units that were  registered  pursuant to rule 24e-2 remaining unsold  at the end of the  fiscal  year for which  this  form is filed  that are available for use by the issuer in future  fiscal years,  then state that number
here:    0.
     -------


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7.   Interest  due--if  this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                            +$             0.00
                                                                                ---------------------

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8.   The total  amount of the  registration  fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                                =$              0.00
                                                                                ---------------------

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:


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               Method of Delivery:

               [] Wire Transfer
               [] Mail or other means

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


                                   SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/Bernadette N. Finn, Secretary
                          Bernadette N. Finn, Secretary

    Date:  December 12, 1997


  * Please print the name and title of the signing officer below the signature.